GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

FST, FST Administration, FST Capital, FST Cash Management, FST Resource,
FST Select, FST Preferred, FST Service, and FST Premier Shares, as applicable, of the

Goldman Sachs Financial Square Prime Obligations Fund
Goldman Sachs Financial Square Money Market Fund
Goldman Sachs Financial Square Treasury Obligations Fund
Goldman Sachs Financial Square Treasury Instruments Fund
Goldman Sachs Financial Square Government Fund
Goldman Sachs Financial Square Federal Fund
Goldman Sachs Financial Square Tax-Free Money Market Fund
Goldman Sachs Financial Square Tax-Exempt California Portfolio
Goldman Sachs Financial Square Tax-Exempt New York Portfolio
(each a “Fund” and collectively, the “Funds”)

Supplement Dated October 14, 2011 to the
Prospectuses dated December 29, 2010 (the “Prospectuses”)

Effective as of the date of this Supplement, the Prospectuses are amended as follows:

In the section “Shareholder Guide—How to Buy Shares—What Is My Minimum Investment In The Funds?” the following language is added immediately after the Minimum Investment table:

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

This Supplement should be retained with your Prospectus for future reference.

FSTFDMINSTK 10-11